SHARE CAPITAL (Narrative) (Details)	1 Months Ended					12 Months Ended
	Jun. 26, 2018 CAD ($) shares	Jun. 19, 2018 CAD ($) Share shares	Feb. 28, 2017 CAD ($) Share	Jun. 30, 2016 CAD ($) Share	Feb. 29, 2016 CAD ($) shares	Dec. 31, 2018 USD ($) Share Year shares	Dec. 31, 2017 USD ($) Share shares	Dec. 31, 2016 USD ($)
Statements [Line Items]
Common shares issued during period | shares					67,000,000
Equity issuance, share price					$ 0.015
Proceeds from share issuance					$ 1,005,000	$ 2,012,082	$ 533,872	$ 887,178
Cash repayments of advances and loans from related parties						$ (23,219)	$ (109,396)	462,153
Number of units granted in share-based payment arrangement | Share				1,750,000
Equity Issuance, Price per Unit				$ 0.12
Proceeds from issuance of units				210,000
Weighted average exercise price of warrants granted in share-based payment arrangement				$ 0.18
Number of shares issued | shares						187,389,732	158,689,732
Number of shares outstanding | shares						187,389,732	158,689,732
Number of warrants outstanding in share-based payment arrangement | Share						3,625,000	3,625,000
Gain/(loss) on derivative instruments						$ 65,907	$ 314,317	$ (6,452)
Expected dividend, warrants granted
Weighted Average Number of Shares, Basic | shares						172,996,581	158,074,664
Weighted Average Number of Shares, Diluted | shares						172,996,581	158,074,664
Devon Resources SARL [Member]
Statements [Line Items]
Common shares issued during period | shares		1,000,000
Equity issuance, share price		$ 0.10
Arnold Kondrat [Member]
Statements [Line Items]
Common shares issued during period | shares					60,000,000
Cash repayments of advances and loans from related parties					$ 825,000
Number of units granted in share-based payment arrangement | Share		700,000
First non-brokered private placement [Member]
Statements [Line Items]
Number of units granted in share-based payment arrangement | Share		1,700,000	4,000,000
Equity Issuance, Price per Unit		$ 0.10	$ 0.12
Proceeds from issuance of units		$ 170,000	480,000
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.18
Second non-brokered private placement [Member]
Statements [Line Items]
Number of units granted in share-based payment arrangement | Share			1,500,000
Equity Issuance, Price per Unit			$ 0.13
Proceeds from issuance of units			195,000
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.18
Private Placements [Member] | Resolute Mining Limited [Member]
Statements [Line Items]
Common shares issued during period | shares	26,000,000
Equity issuance, share price	$ 0.10
Proceeds from share issuance	$ 2,600,000
Share Swap Transaction [Member] | Resolute Mining Limited [Member]
Statements [Line Items]
Common shares issued during period | shares	25,000,000
Value of shares in future issuance from swap transaction	$ 2,500,000
Maximum Capped Shares | shares	3,000,000
Bottom of range [Member]
Statements [Line Items]
Risk free interest rate, warrants granted						0.48%
Expected volatility, warrants granted						52.00%
Expected life, warrants granted | Year						0
Top of range [Member]
Statements [Line Items]
Risk free interest rate, warrants granted						1.86%
Expected volatility, warrants granted						179.00%
Expected life, warrants granted | Year						1